Stockholders' Equity (Initial Public Offering) (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 13, 2012 Accelerated Non-cash stock Compensation Expense for Vested Equity Awards	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 General and administrative Chief Executive Officer	Dec. 31, 2012 Bloomin' Brands, Inc.	Dec. 31, 2012 OSI's Senior Note due 2015 Senior notes	Sep. 11, 2012 Common Stock	Dec. 31, 2012 Common Stock	Aug. 13, 2012 Common Stock	Sep. 11, 2012 Common Stock Bloomin' Brands, Inc.	Dec. 31, 2012 Common Stock Bloomin' Brands, Inc.	Sep. 11, 2012 Common Stock Selling stockholders participating in the initial public offering [Member]	Dec. 31, 2012 Common Stock Selling stockholders participating in the initial public offering [Member]	Aug. 13, 2012 Preferred Stock	Dec. 31, 2012 Common Stock Bloomin' Brands, Inc.	Dec. 31, 2012 Common Stock Selling stockholders participating in the initial public offering [Member]
Initial Public Offering [Line Items]
Shares available under underwriters' option											2,400,000
Issuance of common stock in connection with initial public offering, shares												14,197,000			14,196,845
Shares issued pursuant to the underwriters' option														1,196,845		1,196,845
Offering price, per share, initial public offering																			$ 11.00
Aggregate gross proceeds from initial public offering																			$ 156,200,000	$ 46,200,000
Shares sold by selling stockholders																	4,196,845
Net proceeds from initial public offering			142,242,000	0	0														142,200,000	0
Underwriter discounts and commissions									9,400,000
Offering related expenses									4,600,000
Debt instrument, interest rate, stated percentage										10.00%
Common stock, shares authorized	475,000,000		475,000,000	120,000,000									475,000,000
Common stock, par value (in USD per share)	$ 0.01		$ 0.01	$ 0.01									$ 0.01
Preferred stock, shares authorized	25,000,000		25,000,000	0														25,000,000
Accelerated bonus payment as a result of completion of IPO							22,400,000
Accelerated bonus expense								18,100,000
Aggregate non-cash compensation expense	$ 4,400,000	$ 700,000				$ 16,000,000